Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	17,131	$ 983,833
Curtiss-Wright Corp.	17,385	2,056,646
Lockheed Martin Corp.	9,069	3,370,675

		6,411,154

Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	22,397	4,285,890

Automobiles - 0.3%
General Motors Co. (A)	21,455	1,219,502

Banks - 8.8%
Bank of America Corp.	60,698	2,328,375
Citigroup, Inc.	75,141	5,081,035
Fifth Third Bancorp	43,483	1,577,998
JPMorgan Chase & Co.	71,367	10,832,083
KeyCorp	194,863	3,831,007
PacWest Bancorp	20,961	834,667
SVB Financial Group (A)	6,125	3,368,505
US Bancorp	92,396	5,131,674
Western Alliance Bancorp	14,805	1,374,200

		34,359,544

Beverages - 0.7%
Coca-Cola Co.	13,352	761,465
Monster Beverage Corp. (A)	16,456	1,552,130
PepsiCo, Inc.	2,980	467,711

		2,781,306

Biotechnology - 1.0%
AbbVie, Inc.	2,622	304,938
Amgen, Inc.	11,868	2,866,597
Vertex Pharmaceuticals, Inc. (A)	2,803	565,029

		3,736,564

Building Products - 0.7%
A.O. Smith Corp.	12,467	876,804
Masco Corp.	30,835	1,841,158

		2,717,962

Capital Markets - 3.1%
Affiliated Managers Group, Inc.	6,375	1,010,055
LPL Financial Holdings, Inc.	11,303	1,594,175
S&P Global, Inc.	6,566	2,814,976
T. Rowe Price Group, Inc.	19,770	4,036,243
Virtu Financial, Inc., Class A	96,107	2,473,794

		11,929,243

Chemicals - 1.6%
Dow, Inc.	44,657	2,775,879
Mosaic Co.	19,547	610,453
NewMarket Corp.	8,806	2,781,903

		6,168,235

Communications Equipment - 1.1%
Cisco Systems, Inc.	76,039	4,210,279

Consumer Finance - 0.6%
Ally Financial, Inc.	45,868	2,355,780

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 2.0%
International Paper Co.	62,320	$ 3,599,603
Packaging Corp. of America	28,949	4,096,284

		7,695,887

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	13,124	3,652,278

Diversified Telecommunication Services - 3.3%
AT&T, Inc.	209,580	5,878,719
Verizon Communications, Inc.	124,705	6,956,045

		12,834,764

Electric Utilities - 1.4%
Avangrid, Inc. (B)	1,563	81,495
Evergy, Inc.	32,340	2,109,215
PPL Corp.	116,742	3,311,970

		5,502,680

Energy Equipment & Services - 0.1%
Halliburton Co.	12,497	258,438

Equity Real Estate Investment Trusts - 3.7%
Healthpeak Properties, Inc.	112,713	4,167,000
Kilroy Realty Corp.	7,511	520,287
Omega Healthcare Investors, Inc.	19,200	696,576
Public Storage	15,097	4,717,510
Weyerhaeuser Co.	123,670	4,171,389

		14,272,762

Food & Staples Retailing - 2.0%
Walmart, Inc.	53,697	7,654,507

Food Products - 1.8%
J.M. Smucker Co.	14,281	1,872,382
Kellogg Co.	64,844	4,108,516
Tyson Foods, Inc., Class A	16,695	1,193,024

		7,173,922

Gas Utilities - 0.5%
UGI Corp.	39,289	1,806,901

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	29,403	3,557,175
Hill-Rom Holdings, Inc.	9,065	1,255,140
Hologic, Inc. (A)	9,822	737,043
ICU Medical, Inc. (A)	1,390	282,573
Medtronic PLC	2,907	381,718

		6,213,649

Health Care Providers & Services - 6.6%
Acadia Healthcare Co., Inc. (A)	19,562	1,207,366
Anthem, Inc.	14,681	5,637,651
Cardinal Health, Inc.	30,084	1,786,388
Chemed Corp.	7,655	3,643,933
Cigna Corp.	8,920	2,047,051
HCA Healthcare, Inc.	1,949	483,742
Laboratory Corp. of America Holdings (A)	15,199	4,501,184
Quest Diagnostics, Inc.	17,525	2,485,045
UnitedHealth Group, Inc.	9,288	3,828,699

		25,621,059

Transamerica Funds	Page 1

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.1%
Lennar Corp., Class A	19,714	$ 2,072,927
PulteGroup, Inc.	44,122	2,420,974

		4,493,901

Household Products - 3.8%
Colgate-Palmolive Co.	60,972	4,847,274
Kimberly-Clark Corp.	5,465	741,710
Procter & Gamble Co.	64,633	9,192,751

		14,781,735

Industrial Conglomerates - 1.5%
3M Co.	29,774	5,893,466

Insurance - 5.3%
Aflac, Inc.	79,745	4,385,975
Allstate Corp.	11,186	1,454,739
Chubb Ltd.	18,672	3,150,713
Cincinnati Financial Corp.	11,818	1,393,106
Fidelity National Financial, Inc.	25,815	1,151,607
Loews Corp.	30,468	1,633,999
Marsh & McLennan Cos., Inc.	15,103	2,223,464
MetLife, Inc.	15,234	879,002
Old Republic International Corp.	95,677	2,359,395
Prudential Financial, Inc.	12,371	1,240,564
W.R. Berkley Corp.	12,654	925,893

		20,798,457

Interactive Media & Services - 1.0%
Alphabet, Inc., Class A (A)	679	1,829,586
Alphabet, Inc., Class C (A)	712	1,925,547

		3,755,133

IT Services - 3.5%
Accenture PLC, Class A	13,538	4,300,752
FleetCor Technologies, Inc. (A)	1,134	292,821
Gartner, Inc. (A)	8,236	2,180,316
International Business Machines Corp.	43,963	6,197,025
Western Union Co.	20,106	466,660

		13,437,574

Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	15,609	2,391,767
IQVIA Holdings, Inc. (A)	9,210	2,281,317
PerkinElmer, Inc.	6,567	1,196,704
Thermo Fisher Scientific, Inc.	6,299	3,401,523

		9,271,311

Machinery - 3.2%
AGCO Corp.	12,015	1,587,302
Caterpillar, Inc.	6,515	1,346,976
Cummins, Inc.	17,590	4,082,639
Deere & Co.	10,696	3,867,567
PACCAR, Inc.	16,906	1,403,029

		12,287,513

Media - 2.0%
Comcast Corp., Class A	103,016	6,060,431
Fox Corp., Class A	28,156	1,004,043
Fox Corp., Class B	20,661	686,772

		7,751,246

Metals & Mining - 2.2%
Nucor Corp.	35,674	3,710,810

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Reliance Steel & Aluminum Co.	24,420	$ 3,837,603
Steel Dynamics, Inc.	17,736	1,143,085

		8,691,498

Multi-Utilities - 1.3%
Dominion Energy, Inc.	65,226	4,883,471

Multiline Retail - 0.6%
Target Corp.	8,759	2,286,537

Oil, Gas & Consumable Fuels - 2.3%
Cabot Oil & Gas Corp.	54,369	869,904
Chevron Corp.	46,727	4,757,276
Exxon Mobil Corp.	17,760	1,022,443
Marathon Oil Corp.	45,375	525,896
Targa Resources Corp.	45,628	1,921,395

		9,096,914

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	27,412	1,860,453
Jazz Pharmaceuticals PLC (A)	2,629	445,668
Johnson & Johnson	72,714	12,521,351
Merck & Co., Inc.	7,753	595,973
Pfizer, Inc.	21,947	939,551

		16,362,996

Professional Services - 0.6%
Booz Allen Hamilton Holding Corp.	14,953	1,283,117
CACI International, Inc., Class A (A)	4,028	1,075,315

		2,358,432

Road & Rail - 1.0%
Old Dominion Freight Line, Inc.	14,538	3,912,903

Semiconductors & Semiconductor Equipment - 6.2%
Broadcom, Inc.	12,451	6,043,715
Intel Corp.	130,576	7,014,543
Micron Technology, Inc. (A)	20,023	1,553,384
QUALCOMM, Inc.	14,313	2,144,087
Texas Instruments, Inc.	37,583	7,164,072

		23,919,801

Software - 0.4%
Adobe, Inc. (A)	2,682	1,667,212

Specialty Retail - 4.0%
AutoNation, Inc. (A)	7,782	944,190
AutoZone, Inc. (A)	418	678,652
Home Depot, Inc.	32,485	10,661,252
Lowe’s Cos., Inc.	11,737	2,261,603
Ross Stores, Inc.	3,403	417,514
TJX Cos., Inc.	7,930	545,663

		15,508,874

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	24,202	3,530,104
HP, Inc.	156,547	4,519,512

		8,049,616

Tobacco - 3.1%
Altria Group, Inc.	115,273	5,537,715
Philip Morris International, Inc.	65,631	6,569,007

		12,106,722

Transamerica Funds	Page 2

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.4%
United Rentals, Inc. (A)	6,143	$ 2,024,426
WW Grainger, Inc.	7,655	3,403,260

		5,427,686

Total Common Stocks (Cost $323,596,964)		379,605,304

EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
iShares Russell 1000 Value ETF	48,583	7,771,822

Total Exchange-Traded Fund (Cost $7,635,858)		7,771,822

Total Investments (Cost $331,232,822)		387,377,126
Net Other Assets (Liabilities) - 0.3%		1,043,038

Net Assets - 100.0%		$ 388,420,164

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$379,605,304	$—	$—	$379,605,304
Exchange-Traded Fund	7,771,822	—	—	7,771,822

Total Investments	$387,377,126	$—	$—	$387,377,126

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,846,761, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,885,465. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 4